Investment in Joint Ventures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of joint ventures [line items]
Share of capital commitment	¥ 3,500		¥ 7,000		$ 500
Cash and cash equivalents	4,451,489		4,788,219	¥ 5,877,647	640,327	$ 688,764	¥ 5,753,268
Impairment loss, investment in joint venture	990	$ 142	0	¥ 0
Other operating expenses [member]
Disclosure of joint ventures [line items]
Impairment loss, investment in joint venture	1,000	$ 100	0
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	163,000		39,600		23,400
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	97,741		179,779
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables discounted with banks [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	5,900		213,900		800
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables endorsed to suppliers [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	39,700		33,100		5,700
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	416,292		245,493		59,882
Share of restricted cash	40,500		74,500		5,800
Bills receivables	¥ 2,300		¥ 22,000		$ 300